Document and Entity Information	12 Months Ended
Dec. 26, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 21, 2012
Registrant Name	NATIONWIDE VARIABLE INSURANCE TRUST
Central Index Key	0000353905
Amendment Flag	false
Document Creation Date	Dec 21, 2012
Document Effective Date	Dec 26, 2012
Prospectus Date	Dec 26, 2012

Loring Ward NVIT Capital Appreciation Fund
FUND SUMMARY: LORING WARD NVIT CAPITAL APPRECIATION FUND
Objective
The Loring Ward NVIT Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks primarily to provide growth of capital, and secondarily current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loring Ward NVIT Capital Appreciation Fund		Class P Shares	Class II Shares
Management Fees		0.24%	0.24%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.19%	0.34%
Acquired Fund Fees and Expenses		0.37%	0.37%
Total Annual Fund Operating Expenses		1.05%	1.20%
Amount of Fee Waiver/Expense Reimbursement	[2]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.95%	1.10%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.33% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) until at least April 30, 2014. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Loring Ward NVIT Capital Appreciation Fund (USD $)	1 Year	3 Years
Class P shares	97	324
Class II shares	112	371

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund is a “fund of funds” that aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds sponsored by Dimensional Fund Advisors LP (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. The Underlying Funds may lend their portfolio securities to generate additional income. Many of the Underlying Funds also may use derivatives to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. These derivatives include futures contracts and options on futures contracts for securities in which an Underlying Fund may invest and related securities indices. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for growth of capital, but also income, by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including real estate companies and smaller companies), that the subadviser believes offer opportunities for capital growth. Many of these companies may be considered to be “value” companies based on such factors as the company’s stock price relative to its book value, earnings and cash flow. Some international companies may be located in or tied economically to emerging market countries. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (including mortgage-backed and asset-backed securities) in order to seek to dampen overall portfolio volatility and generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 51% of its net assets to U.S. stocks, approximately 34% to international stocks and approximately 13% to bonds, although these allocations are subject to change at the subadviser’s discretion. The subadviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who are interested in maximizing growth potential and willing to assume a higher level of risk to potentially achieve greater returns. These investors should have a long-term investment horizon and be able to withstand significant fluctuations in portfolio value.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; and (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Value companies risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stock, such as “growth” stocks.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subjects the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-and asset-backed securities risk – mortgage- and asset-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk. They also are subject to prepayment and call risk and extension risk. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund’s losses and reducing the Underlying Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options held by an Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.

Securities Lending risk – is the risk that the borrower may fail to return the loaned securities in a timely manner or not all. The value of your investment may be affected if there is a delay in recovering the loaned securities, if the Fund does not recover the loaned securities, or if the value of the collateral, in the form of cash or securities, held by the Fund for the loaned securities, declines.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

If the value of the Fund’s investments goes down, you may lose money.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Dec 26, 2012
Loring Ward NVIT Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: LORING WARD NVIT CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Loring Ward NVIT Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks primarily to provide growth of capital, and secondarily current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” that aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds sponsored by Dimensional Fund Advisors LP (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. The Underlying Funds may lend their portfolio securities to generate additional income. Many of the Underlying Funds also may use derivatives to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. These derivatives include futures contracts and options on futures contracts for securities in which an Underlying Fund may invest and related securities indices. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

		The Fund pursues its objective for growth of capital, but also income, by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including real estate companies and smaller companies), that the subadviser believes offer opportunities for capital growth. Many of these companies may be considered to be “value” companies based on such factors as the company’s stock price relative to its book value, earnings and cash flow. Some international companies may be located in or tied economically to emerging market countries. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (including mortgage-backed and asset-backed securities) in order to seek to dampen overall portfolio volatility and generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 51% of its net assets to U.S. stocks, approximately 34% to international stocks and approximately 13% to bonds, although these allocations are subject to change at the subadviser’s discretion. The subadviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who are interested in maximizing growth potential and willing to assume a higher level of risk to potentially achieve greater returns. These investors should have a long-term investment horizon and be able to withstand significant fluctuations in portfolio value.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; and (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Value companies risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stock, such as “growth” stocks.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subjects the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-and asset-backed securities risk – mortgage- and asset-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk. They also are subject to prepayment and call risk and extension risk. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund’s losses and reducing the Underlying Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options held by an Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.

Securities Lending risk – is the risk that the borrower may fail to return the loaned securities in a timely manner or not all. The value of your investment may be affected if there is a delay in recovering the loaned securities, if the Fund does not recover the loaned securities, or if the value of the collateral, in the form of cash or securities, held by the Fund for the loaned securities, declines.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

		If the value of the Fund’s investments goes down, you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Loring Ward NVIT Capital Appreciation Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	324
Loring Ward NVIT Capital Appreciation Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	371

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.33% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) until at least April 30, 2014. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Loring Ward NVIT Moderate Fund
FUND SUMMARY: LORING WARD NVIT MODERATE FUND
Objective
The Loring Ward NVIT Moderate Fund (“Moderate Fund” or the “Fund”) seeks a high level of total return consistent with a moderate level of risk.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loring Ward NVIT Moderate Fund		Class P Shares	Class II Shares
Management Fees		0.24%	0.24%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses	[1]	0.19%	0.34%
Acquired Fund Fees and Expenses		0.32%	0.32%
Total Annual Fund Operating Expenses		1.00%	1.15%
Amount of Fee Waiver/Expense Reimbursement	[2]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.90%	1.05%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.33% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) until at least April 30, 2014. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Loring Ward NVIT Moderate Fund (USD $)	1 Year	3 Years
Class P shares	92	308
Class II shares	107	355

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund is a “fund of funds” that aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds sponsored by Dimensional Fund Advisors LP (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. The Underlying Funds may lend their portfolio securities to generate additional income. Many of the Underlying Funds also may use derivatives to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. These derivatives include futures contracts and options on futures contracts for securities in which an Underlying Fund may invest and related securities indices. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderate level of risk by investing a majority of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that the subadviser believes offer opportunities for capital growth. Many of these companies may be considered to be “value” companies based on such factors as the company’s stock price relative to its book value, earnings and cash flow. It also allocates a considerable portion of its assets in Underlying Funds that invest in fixed-income securities (including mortgage-backed and asset-backed securities) in order to generate investment income.

Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 39% of its net assets to U.S. stocks, approximately 26% to international stocks and approximately 33% to bonds, although these allocations are subject to change at the subadviser’s discretion. In addition, one or more Underlying Funds may invest significantly in bonds issued by U.S. and foreign banks and bank holding companies. The subadviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who seek capital growth, but also some investment income from bonds. The Fund is also designed for investors who have a longer time horizon and who have a moderate tolerance for fluctuations in portfolio value.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; and (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Value companies risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-back securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – mortgage- and asset-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk. They also are subject to prepayment and call risk and extension risk. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund’s losses and reducing the Underlying Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options held by an Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.

Securities Lending risk – is the risk that the borrower may fail to return the loaned securities in a timely manner or not all. The value of your investment may be affected if there is a delay in recovering the loaned securities, if the Fund does not recover the loaned securities, or if the value of the collateral, in the form of cash or securities, held by the Fund for the loaned securities, declines.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Banking sector risk – in general, a Fund that emphasizes one or more economic sectors may be more susceptible to the financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular sectors. Banks are very sensitive to changes in money market and general economic conditions. The profitability of banks is dependent on their being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. The failure of borrowers to repay their loans can adversely affect a bank’s financial situation.

If the value of the Fund’s investments goes down, you may lose money.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Dec 26, 2012
Loring Ward NVIT Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: LORING WARD NVIT MODERATE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Loring Ward NVIT Moderate Fund (“Moderate Fund” or the “Fund”) seeks a high level of total return consistent with a moderate level of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” that aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds sponsored by Dimensional Fund Advisors LP (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. The Underlying Funds may lend their portfolio securities to generate additional income. Many of the Underlying Funds also may use derivatives to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. These derivatives include futures contracts and options on futures contracts for securities in which an Underlying Fund may invest and related securities indices. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective for a high level of total return with a moderate level of risk by investing a majority of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that the subadviser believes offer opportunities for capital growth. Many of these companies may be considered to be “value” companies based on such factors as the company’s stock price relative to its book value, earnings and cash flow. It also allocates a considerable portion of its assets in Underlying Funds that invest in fixed-income securities (including mortgage-backed and asset-backed securities) in order to generate investment income.

		Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 39% of its net assets to U.S. stocks, approximately 26% to international stocks and approximately 33% to bonds, although these allocations are subject to change at the subadviser’s discretion. In addition, one or more Underlying Funds may invest significantly in bonds issued by U.S. and foreign banks and bank holding companies. The subadviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who seek capital growth, but also some investment income from bonds. The Fund is also designed for investors who have a longer time horizon and who have a moderate tolerance for fluctuations in portfolio value.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; and (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Value companies risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-back securities, will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage- and asset-backed securities risk – mortgage- and asset-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk. They also are subject to prepayment and call risk and extension risk. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund’s losses and reducing the Underlying Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options held by an Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.

Securities Lending risk – is the risk that the borrower may fail to return the loaned securities in a timely manner or not all. The value of your investment may be affected if there is a delay in recovering the loaned securities, if the Fund does not recover the loaned securities, or if the value of the collateral, in the form of cash or securities, held by the Fund for the loaned securities, declines.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Banking sector risk – in general, a Fund that emphasizes one or more economic sectors may be more susceptible to the financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular sectors. Banks are very sensitive to changes in money market and general economic conditions. The profitability of banks is dependent on their being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. The failure of borrowers to repay their loans can adversely affect a bank’s financial situation.

		If the value of the Fund’s investments goes down, you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Loring Ward NVIT Moderate Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	308
Loring Ward NVIT Moderate Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	355

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.33% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) until at least April 30, 2014. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Dec 26, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012